CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net income/(loss)	$ (4,548,156)	$ 6,614,460	$ 2,155,987
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Depreciation	6,817,331	6,794,404	7,342,327
Allowances for credit losses	774,419	2,314,201	6,667,963
Write-off of current assets	0	0	353,418
Share-based compensation	1,739,337	2,627,031	369,187
Deferred tax provision	4,349,407	418,462	(303,000)
Loss on cancellation of project assets	224,580	1,300,620	1,460,104
Impairment loss of assets	0	360,151	1,432,296
Loss on disposal of property, plant and equipment	171,347	333,821	767,879
Gains on disposal of property, plant and equipment	0	(65,589)	(16,278,095)
Investment gain from treasury note	(174,380)	0	0
Changes in working capital:
Accounts receivable, trade and unbilled	(15,373,423)	(27,642,606)	(6,774,212)
Advances to suppliers	(740,157)	(128,932)	92,070
Value added tax recoverable	(3,136,238)	(923,299)	1,609,650
Prepaid expenses and other current assets	(1,907,115)	(1,281,659)	(6,897,176)
Project assets	(35,331,947)	10,035,195	11,619,676
Other non-current assets	1,425,195	2,064,699	(7,581,870)
Accounts payable	(2,348,997)	(2,703,731)	(12,969,701)
Advances from customers	3,559,270	(790,180)	778,151
Amounts due to related parties	(108,293)	1,763,018	(252,886)
Other current liabilities	6,373,344	(7,141,701)	6,702,455
Income tax payable	19,069	(119,566)	(156,747)
Salary payable	199,697	70,533	(171,915)
Net cash used in operating activities	(38,015,710)	(6,100,668)	(10,034,439)
Investing activities:
Purchase of property, plant and equipment	(37,616,815)	(11,617,137)	(8,247,790)
Acquisition of business	0	0	(3,896,627)
Proceeds from disposal of property, plant and equipment	2,620,412	31,273,922	7,538,516
Proceeds from lending by related parties	433,285	0	1,218,840
Lending to related parties	0	(433,285)	0
Purchase of U.S. treasury note	(9,984,765)	0	0
Proceeds of interest income from U.S. treasury note	112,500	0	0
Net cash (used in)/provided by investing activities	(44,435,383)	19,223,500	(3,387,061)
Financing activities:
Proceeds from banks and other third-party borrowings	95,802	61,510	9,968,028
Repayment of banks and other third-party borrowings	(713,342)	(30,204,213)	(19,166,536)
Contribution from non-controlling interest holders of subsidiaries	0	2,118,240	0
Proceeds from issuance of ordinary shares	393,026	290,000,000	44,999,330
Share issuance costs	0	(17,270,972)	(3,504,118)
Repurchase of shares	(43,677,707)	(18,446,119)	0
Proceeds from bonds	0	2,358,546	8,427,712
Repayment of bonds	0	(11,261,572)	(2,544,062)
Borrowings from related parties	203,111	1,272,143	12,827
Repayment of borrowings from related parties	0	0	(1,174,295)
Repayment of finance lease obligations	(5,434,620)	(7,207,081)	(2,174,035)
Repayment of failed sale-lease back financing	(11,147,078)	(6,779,968)	(4,667,878)
Net cash provided by/(used in) financing activities	(60,280,808)	204,640,514	30,176,973
Effect of exchange rate changes	(4,363,207)	(4,057,291)	(722,416)
Net increase (decrease) in cash and cash equivalents and restricted cash	(147,095,108)	213,706,055	16,033,057
Cash and cash equivalents and restricted cash, beginning of year	254,382,366	40,676,311	24,697,153
Less: Cash and cash equivalents and restricted cash reclassified as assets held for sale	0	0	(53,899)
Cash and cash equivalents and restricted cash, end of year	107,287,258	254,382,366	40,676,311
Supplemental disclosure of cash flow information
Interest paid, net of capitalized interest	3,166,901	5,196,490	6,193,484
Income tax paid	(1,310,546)	(366,352)	(509,493)
Non-cash investing and financing transactions
Payables for purchase of property, plant and equipment	(14,321,740)	(5,533,545)	(8,958,993)
Payable for finance leases	(7,597,631)	(14,187,759)	(19,852,094)
Right-of-use assets obtained in exchange for lease liabilities	$ 5,252,612	$ 145,795	$ 814,811